Quarterly Report
July 31, 2021
MFS®  Inflation-Adjusted
Bond Fund
IAB-Q3

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.6%
Asset-Backed & Securitized – 3.7%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.668% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	$2,272,391	$2,272,723
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.209% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	832,079	832,171
Bank, 2021-BN35, “XA”, 1.16%, 7/15/2031 (i)	8,467,566	700,530
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)	13,424,379	1,356,580
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.643%, 2/15/2054 (i)	8,176,334	1,024,299
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	2,400,000	2,735,296
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.278%, 2/15/2054 (i)	25,596,697	2,429,475
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.156%, 3/15/2054 (i)	15,508,859	1,334,999
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	17,560,457	1,211,840
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.274%, 7/15/2054 (i)	21,110,097	2,098,865
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.393% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	4,000,000	4,000,320
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053	2,972,000	3,228,453
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,063,594	2,272,012
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	2,302,897	2,510,317
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	544,612	545,033
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.337%, 2/15/2054 (i)	19,727,518	2,036,987
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	2,190,172	2,441,574
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.146% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	1,331,195	1,331,681
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.633% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	3,382,623	3,398,694
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.609% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	5,757,000	5,758,797
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.859% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	2,577,500	2,608,890
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	467,871	522,724
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)	10,297,349	1,008,878
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.356%, 6/15/2054 (i)	13,045,902	1,161,248
Oaktree CLO Ltd., 15-1A, “A1R”, FLR, 1.004% (LIBOR - 3mo. + 0.87%), 10/20/2027 (n)	1,978,761	1,978,663
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.505% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	1,847,360	1,838,116
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.326% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,866,629	2,859,749
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,533,375	1,715,848
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	3,297,750	3,632,438
Wells Fargo Commercial Mortgage Trust, 2021-C60, 1.685%, 8/15/2054 (i)	9,591,807	1,144,773
		$61,991,973
Automotive – 0.7%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$800,000	$822,513
Hyundai Capital America, 2.375%, 2/10/2023 (n)	1,110,000	1,138,212
Hyundai Capital America, 0.8%, 1/08/2024 (n)	2,925,000	2,913,100
Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023 (n)	7,310,000	7,348,947
		$12,222,772
Computer Software - Systems – 0.1%
Apple, Inc., 3.2%, 5/11/2027	$1,826,000	$2,025,340
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$1,438,000	$1,550,885
Industrial Revenue - Other – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$268,000	$274,009
Howard University, Washington D.C., 2.801%, 10/01/2023	295,000	307,181
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	255,000	255,899
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	325,000	334,732
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	402,000	416,604
		$1,588,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 0.4%
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR + 0.885%) to 4/22/2027	$4,000,000	$4,046,994
UBS Group AG, 3.491%, 5/23/2023 (n)	2,334,000	2,391,463
		$6,438,457
Medical & Health Technology & Services – 0.4%
CommonSpirit Health, AGM, 3.817%, 10/01/2049	$2,967,000	$3,389,235
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	2,421,000	2,923,533
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	747,000	918,382
		$7,231,150
Mortgage-Backed – 0.9%
Freddie Mac, 3.286%, 11/25/2027	$2,049,000	$2,310,475
Freddie Mac, 3.85%, 5/25/2028	2,860,000	3,338,474
Freddie Mac, 3.854%, 6/25/2028	2,093,000	2,444,887
Freddie Mac, 1.799%, 4/25/2030 (i)	3,519,182	509,341
Freddie Mac, 1.765%, 5/25/2030 (i)	6,326,494	857,536
Freddie Mac, 1.262%, 9/25/2030 (i)	3,529,812	351,366
Freddie Mac, 0.331%, 1/25/2031 (i)	29,854,863	827,428
Freddie Mac, 0.873%, 1/25/2031 (i)	11,388,256	794,532
Freddie Mac, 1.026%, 1/25/2031 (i)	8,529,316	700,756
Freddie Mac, 0.529%, 3/25/2031 (i)	36,654,356	1,655,747
Freddie Mac, 1.224%, 5/25/2031 (i)	4,421,663	487,933
		$14,278,475
Municipals – 2.9%
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	$1,855,000	$1,871,970
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	1,310,000	1,336,219
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039	410,000	564,736
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 1.838%, 12/01/2023	262,000	269,415
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	523,000	543,521
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	392,000	410,417
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.481%, 12/01/2026	915,000	970,063
Colorado Health Facilities Authority Rev. (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	985,000	1,000,356
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	2,436,000	2,507,082
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	2,335,000	2,595,319
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	340,000	358,397
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	1,660,000	1,753,957
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037	7,720,000	7,914,465
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	4,200,000	4,749,848
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	951,269	994,020
Michigan Finance Authority, 2021-1, “A1A”, 1.3%, 7/25/2061	5,035,000	5,053,419
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	4,584,000	4,550,538
New Jersey Turnpike Authority, Turnpike Rev., “B”, 1.047%, 1/01/2026	745,000	749,284
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,925,000	2,542,927
Rhode Island Student Loan Authority, Education Loan Rev., “1”, 2.195%, 12/01/2039	715,000	742,309
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	1,910,000	1,938,834
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	4,235,000	4,245,061
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	1,020,000	1,035,434
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	835,000	847,877
		$49,545,468
U.S. Government Agencies and Equivalents – 0.1%
Tennessee Valley Authority, 0.75%, 5/15/2025	$1,985,000	$1,995,655
U.S. Treasury Inflation Protected Securities – 90.0%
U.S. Treasury Bonds, 2.375%, 1/15/2025	$53,741,675	$62,846,270
U.S. Treasury Bonds, 2%, 1/15/2026	29,992,788	35,728,909
U.S. Treasury Bonds, 2.375%, 1/15/2027	13,945,560	17,379,654

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 1.75%, 1/15/2028	$39,057,930	$48,229,424
U.S. Treasury Bonds, 3.625%, 4/15/2028	80,344,961	110,480,598
U.S. Treasury Bonds, 3.875%, 4/15/2029	36,337,392	52,273,326
U.S. Treasury Bonds, 3.375%, 4/15/2032	8,198,138	12,421,620
U.S. Treasury Bonds, 2.125%, 2/15/2040	6,480,860	9,931,580
U.S. Treasury Bonds, 2.125%, 2/15/2041	16,888,831	26,184,505
U.S. Treasury Bonds, 0.75%, 2/15/2042	47,765,319	60,010,157
U.S. Treasury Bonds, 0.625%, 2/15/2043	35,917,804	44,302,366
U.S. Treasury Bonds, 1.375%, 2/15/2044	7,311,371	10,398,998
U.S. Treasury Bonds, 0.75%, 2/15/2045	22,196,673	28,305,960
U.S. Treasury Bonds, 1%, 2/15/2046	2,916,131	3,943,042
U.S. Treasury Bonds, 0.875%, 2/15/2047	7,830,880	10,445,150
U.S. Treasury Bonds, 1%, 2/15/2048	23,138,844	32,002,106
U.S. Treasury Bonds, 0.25%, 2/15/2050	44,346,907	52,235,806
U.S. Treasury Notes, 0.375%, 7/15/2023	59,203,667	63,055,374
U.S. Treasury Notes, 0.625%, 1/15/2024	92,860,633	100,356,591
U.S. Treasury Notes, 0.5%, 4/15/2024	70,666,942	76,520,428
U.S. Treasury Notes, 0.125%, 7/15/2024	75,172,772	81,337,821
U.S. Treasury Notes, 0.25%, 1/15/2025 (f)	100,960,628	110,151,595
U.S. Treasury Notes, 0.375%, 7/15/2025	86,590,959	96,091,160
U.S. Treasury Notes, 0.625%, 1/15/2026	58,672,270	66,060,545
U.S. Treasury Notes, 0.125%, 7/15/2026	10,157,602	11,311,045
U.S. Treasury Notes, 0.375%, 1/15/2027	13,709,073	15,477,507
U.S. Treasury Notes, 0.375%, 7/15/2027	31,633,690	36,061,171
U.S. Treasury Notes, 0.5%, 1/15/2028	48,470,796	55,634,123
U.S. Treasury Notes, 0.875%, 1/15/2029	13,642,839	16,207,444
U.S. Treasury Notes, 0.25%, 7/15/2029	836,904	957,210
U.S. Treasury Notes, 0.125%, 1/15/2030	28,633,156	32,349,874
U.S. Treasury Notes, 0.125%, 7/15/2030	70,287,981	79,842,754
U.S. Treasury Notes, 0.125%, 1/15/2031	55,350,780	62,649,443
		$1,521,183,556
Utilities - Electric Power – 0.2%
Virginia Electric & Power Co., 3.5%, 3/15/2027	$2,891,000	$3,235,667
Total Bonds		$1,683,287,823
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.03% (v)	17,624,026	$17,624,026

Other Assets, Less Liabilities – (0.6)%		(10,039,138)
Net Assets – 100.0%		$1,690,872,711
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,624,026 and $1,683,287,823, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,494,039, representing 2.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 7/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	239,238	USD	283,512	JPMorgan Chase Bank N.A.	10/08/2021	$656
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	42	$6,918,187	September – 2021	$(44,779)
U.S. Treasury Note 10 yr	Short	USD	789	106,083,516	September – 2021	(670,473)
U.S. Treasury Ultra Bond	Short	USD	22	4,389,688	September – 2021	(42,707)
						$(757,959)
At July 31, 2021, the fund had other liquid securities with an aggregate value of $1,265,728 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,523,179,211	$—	$1,523,179,211
Municipal Bonds	—	49,545,468	—	49,545,468
U.S. Corporate Bonds	—	24,552,286	—	24,552,286
Residential Mortgage-Backed Securities	—	14,278,475	—	14,278,475
Commercial Mortgage-Backed Securities	—	39,944,660	—	39,944,660
Asset-Backed Securities (including CDOs)	—	22,047,313	—	22,047,313
Foreign Bonds	—	9,740,410	—	9,740,410
Mutual Funds	17,624,026	—	—	17,624,026
Total	$17,624,026	$1,683,287,823	$—	$1,700,911,849
Other Financial Instruments
Futures Contracts – Liabilities	$(757,959)	$—	$—	$(757,959)
Forward Foreign Currency Exchange Contracts – Assets	—	656	—	656
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$47,052,229	$406,006,786	$435,434,989	$—	$—	$17,624,026
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,613	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.